PIMCO Variable Insurance Trust

Supplement dated May 1, 2023 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class

Prospectus, each dated April 28, 2023, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by David Forgash, Sonali Pier and Jason Duko. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by David Forgash, Sonali Pier and Jason Duko. Mr. Forgash is a Managing Director of PIMCO, and he has managed the Portfolio since January 2023. Ms. Pier is a Managing Director of PIMCO, and she has managed the Portfolio since July 2019. Mr. Duko is an Executive Vice President of PIMCO, and he has managed the Portfolio since May 2023.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	Jason Duko	5/23

Executive Vice President, PIMCO. Mr. Duko is an executive vice president and portfolio manager in the Newport Beach office focusing on U.S. leveraged finance, including bank loans and collateralized loan obligations (CLOs), high yield, and multi-sector credit strategies. Prior to rejoining PIMCO in 2023, he was at Ares Management, where he was a partner and portfolio manager responsible for managing U.S. bank loan credit strategies. He was at PIMCO from 2011–2018, managing bank loan portfolios and responsible for secondary loan trading across all sectors. Previously, he held roles at Lord Abbett, Nomura Corporate Research and Asset Management (NCRAM), and ING Pilgrim Research. He has investment experience since 2000 and holds an undergraduate degree in finance from Arizona State University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	David Forgash	1/23

Managing Director, PIMCO. Mr. Forgash is a portfolio manager and head of global leveraged loans. In addition to being the lead portfolio manager for leveraged loans, he is also a member of the high yield and multi-sector credit teams. Prior to joining PIMCO in 2018, he was a senior portfolio manager at Millennium Capital Partners, investing across European credit. Previously, he was an executive director of European credit trading at Morgan Stanley, a managing director of U.S. credit trading at Greenwich Capital and a vice president in credit trading at Lehman Brothers. He has investment experience since 1994 and holds an MBA from the Stern School of Business at New York University. He received an undergraduate degree in economics from the University of Delaware.

PIMCO High Yield	Sonali Pier	7/19

Managing Director, PIMCO. Ms. Pier is a portfolio manager focusing on multisector credit opportunities. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_050123

PIMCO Variable Insurance Trust

Supplement dated May 1, 2023 to the PIMCO High Yield Portfolio

Administrative Class Prospectus, PIMCO High Yield Portfolio Advisor Class Prospectus and PIMCO High Yield Institutional Class Prospectus, each dated April 28, 2023, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by David Forgash, Sonali Pier and Jason Duko. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by David Forgash, Sonali Pier and Jason Duko. Mr. Forgash is a Managing Director of PIMCO, and he has managed the Portfolio since January 2023. Ms. Pier is a Managing Director of PIMCO, and she has managed the Portfolio since July 2019. Mr. Duko is an Executive Vice President of PIMCO, and he has managed the Portfolio since May 2023.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	Jason Duko	5/23

Executive Vice President, PIMCO. Mr. Duko is an executive vice president and portfolio manager in the Newport Beach office focusing on U.S. leveraged finance, including bank loans and collateralized loan obligations (CLOs), high yield, and multi-sector credit strategies. Prior to rejoining PIMCO in 2023, he was at Ares Management, where he was a partner and portfolio manager responsible for managing U.S. bank loan credit strategies. He was at PIMCO from 2011–2018, managing bank loan portfolios and responsible for secondary loan trading across all sectors. Previously, he held roles at Lord Abbett, Nomura Corporate Research and Asset Management (NCRAM), and ING Pilgrim Research. He has investment experience since 2000 and holds an undergraduate degree in finance from Arizona State University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	David Forgash	1/23

Managing Director, PIMCO. Mr. Forgash is a portfolio manager and head of global leveraged loans. In addition to being the lead portfolio manager for leveraged loans, he is also a member of the high yield and multi-sector credit teams. Prior to joining PIMCO in 2018, he was a senior portfolio manager at Millennium Capital Partners, investing across European credit. Previously, he was an executive director of European credit trading at Morgan Stanley, a managing director of U.S. credit trading at Greenwich Capital and a vice president in credit trading at Lehman Brothers. He has investment experience since 1994 and holds an MBA from the Stern School of Business at New York University. He received an undergraduate degree in economics from the University of Delaware.

PIMCO High Yield	Sonali Pier	7/19

Managing Director, PIMCO. Ms. Pier is a portfolio manager focusing on multisector credit opportunities. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_050123

PIMCO Variable Insurance Trust

Supplement dated May 1, 2023 to the

Statement of Additional Information dated April 28, 2023, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by David Forgash, Sonali Pier and Jason Duko.

Accordingly, effective immediately, corresponding changes are made to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following information is added to such table and accompanying footnotes:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Duko*
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Companies	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

*	Effective May 1, 2023, Mr. Duko co-manages the PIMCO High Yield Portfolio ($546.5 million). Information for Mr. Duko is as of March 31, 2023.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective May 1, 2023, the PIMCO High Yield Portfolio is jointly and primarily managed by David Forgash, Sonali Pier and Jason Duko.

In addition, effective immediately, the following information is added to the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table:

	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Duko*
	PIMCO High Yield Portfolio	None

*	Effective May 1, 2023, Mr. Duko co-manages the PIMCO High Yield Portfolio. Information for Mr. Duko is as of March 31, 2023.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_050123